Commitment and Contingencies (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
Commitment and Contingencies [Line Items]
Common stock shares holds | shares	5,000,260
Stock options exercisable | shares	170,715
Stock options exercisable | $ / shares	$ 0.176
Percentage of stock option conversion ratio	8.10%
Converting per share | $ / shares	$ 0.0143